11. INCOME TAXES (Details 2)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Statutory rate	25.00%	25.00%	25.00%	25.00%
Non-deductible expenses	4.80%	2.80%	8.70%	3.30%
Non-taxable income	(1.40%)	(8.00%)	(2.40%)	(8.00%)
Effect of rate differences in various transportation centers	2.50%	(3.20%)	3.70%	(2.80%)
Effective tax rate	31.00%	23.80%	35.00%	24.70%